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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08850

ICAP Funds, Inc.
(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices) (Zip Code)

Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
(Name and address of agent for service)

Registrant's telephone number, including area code:                      212-576-7000

Date of fiscal year end:                      December 31

Date of reporting period:                      September 30, 2007

Item 1. Schedule of Investments.

The schedule of investments for the period ended September 30, 2007 is filed herewith.

	MainStay ICAP Equity Fund
	Portfolio of Investments		September 30, 2007 unaudited

			Shares	Value
	Common Stocks (97.8%)	+
	Consumer Discretionary (4.4%)
	InterContinental Hotels Group PLC, ADR	(a)	397,689	$7,898,103
	Target Corp.		286,946	18,241,157
	Viacom, Inc. Class B	(b)	729,091	28,412,676
				54,551,936

	Consumer Staples (11.2%)
	Coca-Cola Co. (The)		544,906	31,315,748
	CVS Caremark Corp.		769,300	30,487,359
&	PepsiCo, Inc.		534,288	39,141,939
	Procter & Gamble Co. (The)		529,114	37,217,879
				138,162,925

	Energy (12.4%)
	ExxonMobil Corp.		246,812	22,844,919
	Hess Corp.		349,628	23,260,751
&	Occidental Petroleum Corp.		616,962	39,534,925
&	Total S.A., Sponsored ADR	(a)	471,141	38,176,555
	XTO Energy, Inc.		471,178	29,137,647
				152,954,797

	Financials (26.1%)
&	American International Group, Inc.		642,261	43,448,957
	Bank of America Corp.		718,578	36,122,916
	Bank of New York Mellon Corp. (The)		768,705	33,930,639
	Capital One Financial Corp.		363,195	24,127,044
&	Citigroup, Inc.		1,117,180	52,138,791
	Host Hotels & Resorts, Inc.	(c)	954,457	21,418,015
&	JPMorgan Chase & Co.		918,666	42,093,276
	Morgan Stanley		490,021	30,871,323
	Wells Fargo & Co.		1,029,183	36,659,498
				320,810,459

	Health Care (9.1%)
	Bristol-Myers Squibb Co.		1,218,719	35,123,482
&	Merck & Co., Inc.		739,608	38,230,337
&	Novartis AG, ADR	(a)	705,421	38,769,938
				112,123,757

	Industrials (10.5%)
&	General Electric Co.		1,039,712	43,044,077
	Honeywell International, Inc.		402,718	23,949,639
	Masco Corp.	(c)	837,027	19,393,916
	Norfolk Southern Corp.		442,213	22,955,277
	Textron, Inc.		315,816	19,646,913
				128,989,822

	Information Technology (10.4%)
	Cisco Systems, Inc.	(b)	858,129	28,412,651
	Corning, Inc.	(c)	663,277	16,349,778
	Hewlett-Packard Co.		436,909	21,753,699
	Motorola, Inc.		1,739,926	32,240,829
	Texas Instruments, Inc.		784,368	28,700,025
				127,456,982

	Materials (7.2%)
	E.I. du Pont de Nemours & Co.		694,871	34,437,807
	International Paper Co.		650,932	23,348,931
	Rio Tinto PLC, Sponsored ADR	(a) (c)	77,698	26,681,493
	Temple-Inland, Inc.		88,746	4,670,702
				89,138,933

	Telecommunication Services (6.5%)
&	AT&T, Inc.		1,216,009	51,449,341
	Vodafone Group PLC, ADR	(a)	774,600	28,117,980
				79,567,321

	Total Common Stocks
	(Cost $990,637,493)			1,203,756,932

	Short-Term Investments (2.6%)
	Investment Company (0.1%)
	Reserve Primary Money Market Fund	(d)	829,707	829,707
	Total Investment Company
	(Cost $829,707)			829,707

			Principal
			Amount
	Repurchase Agreements (0.5%)
	Lehman Brothers, Inc. 5.35%, dated 9/28/07 due 10/1/07 Proceeds at Maturity $1,382,402 (Collateralized by various Corporate Bonds, with rates between 0.00%-8.50% and maturity dates between 11/1/09-2/1/37, with a Principal Amount of $1,390,243 and a Market Value of $1,409,475)	(d)	$1,381,786	1,381,786
	Morgan Stanley & Co. 5.40%, dated 9/28/07 due 10/1/07 Proceeds at Maturity $4,838,428 (Collateralized by various Corporate Bonds, with rates between 1.162%-6.69% and maturity dates between 12/17/07-11/21/99, with a Principal Amount of $24,615,216 and a Market Value of $5,029,193)	(d)	4,836,252	4,836,252
	Total Repurchase Agreements
	(Cost $6,218,038)			6,218,038

	Time Deposits (2.0%)
	Banco Bilbao Vizcaya Argentaria S.A.
	5.45%, due 11/19/07	(d)	1,381,787	1,381,787
	Bank of Nova Scotia
	5.00%, due 10/24/07	(d)	1,381,786	1,381,786
	Barclays
	5.33%, due 11/6/07	(d)	1,381,787	1,381,787
	BNP Paribas
	5.20%, due 10/1/07	(d)	4,145,359	4,145,359
	Canadian Imperial Bank of Commerce
	5.00%, due 10/23/07	(d)	1,381,786	1,381,786
	Deutsche Bank AG
	5.325%, due 11/6/07	(d)	2,763,572	2,763,572
	Skandinaviska Enskilda Banken AB
	5.33%, due 11/1/07	(d)	1,381,786	1,381,786
	Societe Generale North America, Inc.
	5.12%, due 11/2/07	(d)	829,072	829,072
	5.188%, due 10/1/07	(d)	2,763,572	2,763,572
	Swedbank AB
	5.31%, due 10/1/07	(d)	6,908,931	6,908,931
	Total Time Deposits
	(Cost $24,319,438)			24,319,438

	Total Short-Term Investments
	(Cost $31,367,183)			31,367,183

	Total Investments
	(Cost $1,022,004,676)	(e)	100.4%	1,235,124,115	(f)

	Liabilities in Excess of
	Cash and Other Assets		(0.4)	(4,643,028)

	Net Assets		100.0%	$1,230,481,087

+	Percentages indicated are based on Fund net assets.
&	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	Represents a security, or a portion thereof, which is out on loan.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The cost for federal income tax purposes is $1,022,798,026.
(f)
At September 30, 2007 net unrealized appreciation was $212,326,089, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $222,521,061 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,194,972.

	MainStay ICAP Select Equity Fund
	Portfolio of Investments		September 30, 2007 unaudited

			Shares	Value
	Common Stocks (97.9%)	+
	Consumer Discretionary (4.5%)
	InterContinental Hotels Group PLC, ADR	(a)	1,633,212	$32,435,590
	Target Corp.		960,400	61,052,628
				93,488,218

	Consumer Staples (10.6%)
	Coca-Cola Co. (The)		1,184,650	68,081,835
	CVS Caremark Corp.		1,672,900	66,297,027
&	Procter & Gamble Co. (The)		1,200,500	84,443,170
				218,822,032

	Energy (8.3%)
	Hess Corp.		1,222,300	81,319,619
&	Occidental Petroleum Corp.		1,399,532	89,682,011
				171,001,630

	Financials (19.4%)
&	American International Group, Inc.		1,341,350	90,742,327
	Capital One Financial Corp.	(b)	704,450	46,796,613
&	Citigroup, Inc.		1,862,750	86,934,542
&	JPMorgan Chase & Co.		1,904,950	87,284,809
&	Morgan Stanley		1,411,550	88,927,650
				400,685,941

	Health Care (12.6%)
	Bristol-Myers Squibb Co.		2,530,250	72,921,805
	Merck & Co., Inc.		1,432,650	74,053,679
&	Novartis AG, ADR	(a)	2,092,300	114,992,808
				261,968,292

	Industrials (13.3%)
&	General Electric Co.		2,306,000	95,468,400
	Masco Corp.	(b)	1,456,400	33,744,788
	Norfolk Southern Corp.		1,401,000	72,725,910
	Textron, Inc.		1,182,000	73,532,220
				275,471,318

	Information Technology (13.2%)
	Cisco Systems, Inc.	(c)	2,353,500	77,924,385
	Hewlett-Packard Co.		1,306,050	65,028,230
	Motorola, Inc.		4,007,800	74,264,534
	Texas Instruments, Inc.	(b)	1,514,450	55,413,726
				272,630,875

	Materials (9.1%)
&	E.I. du Pont de Nemours & Co.		1,761,750	87,312,330
	International Paper Co.		1,084,400	38,897,428
	Rio Tinto PLC, Sponsored ADR	(a) (b)	147,475	50,642,915
	Temple-Inland, Inc.		208,900	10,994,407
				187,847,080

	Telecommunication Services (6.9%)
&	AT&T, Inc.		2,242,650	94,886,522
	Vodafone Group PLC, ADR	(a)	1,303,400	47,313,420
				142,199,942

	Total Common Stocks
	(Cost $1,848,297,942)			2,024,115,328

	Short-Term Investments (2.7%)
	Investment Company (0.1%)
	Reserve Primary Money Market Fund	(d)	1,481,575	1,481,575
	Total Investment Company
	(Cost $1,481,575)			1,481,575

			Principal
			Amount
	Repurchase Agreements (0.5%)
	Lehman Brothers, Inc. 5.35%, dated 9/28/07 due 10/1/07 Proceeds at Maturity $2,468,499 (Collateralized by various Corporate Bonds, with rates between 0.00%-8.50% and maturity dates between 11/1/09-2/1/37, with a Principal Amount of $2,482,500 and a Market Value of $2,516,842)	(d)	$2,467,399	2,467,399
	Morgan Stanley & Co. 5.40%, dated 9/28/07 due 10/1/07 Proceeds at Maturity $8,639,783 (Collateralized by various Corporate Bonds, with rates between 1.162%-6.69% and maturity dates between 12/17/07-11/21/99, with a Principal Amount of $43,954,385 and a Market Value of $8,980,424)	(d)	8,635,897	8,635,897
	Total Repurchase Agreements
	(Cost $11,103,296)			11,103,296

	Time Deposits (2.1%)
	Banco Bilbao Vizcaya Argentaria S.A.
	5.45%, due 11/19/07	(d)	2,467,399	2,467,399
	Bank of Nova Scotia
	5.00%, due 10/24/07	(d)	2,467,399	2,467,399
	Barclays
	5.33%, due 11/6/07	(d)	2,467,399	2,467,399
	BNP Paribas
	5.20%, due 10/1/07	(d)	7,402,198	7,402,198
	Canadian Imperial Bank of Commerce
	5.00%, due 10/23/07	(d)	2,467,399	2,467,399
	Deutsche Bank AG
	5.325%, due 11/6/07	(d)	4,934,798	4,934,798
	Skandinaviska Enskilda Banken AB
	5.33%, due 11/1/07	(d)	2,467,399	2,467,399
	Societe Generale North America, Inc.
	5.12%, due 11/2/07	(d)	1,480,441	1,480,441
	5.188%, due 10/1/07	(d)	4,934,798	4,934,798
	Swedbank AB
	5.31%, due 10/1/07	(d)	12,336,996	12,336,996
	Total Time Deposits
	(Cost $43,426,226)			43,426,226

	Total Short-Term Investments
	(Cost $56,011,097)			56,011,097

	Total Investments
	(Cost $1,904,309,039)	(e)	100.6%	2,080,126,425	(f)

	Liabilities in Excess of
	Cash and Other Assets		(0.6)	(11,782,499)

	Net Assets		100.0%	$2,068,343,926

+	Percentages indicated are based on Fund net assets.
&	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	ADR - American Depositary Receipt.
(b)	Represents a security, or a portion thereof, which is out on loan.
(c)	Non-income producing security.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The cost for federal income tax purposes is $1,904,713,956.
(f)
At September 30, 2007 net unrealized appreciation was $175,412,469, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $216,827,240 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $41,414,771.

	MainStay ICAP International Fund
	Portfolio of Investments		September 30, 2007 unaudited

			Shares	Value
	Common Stocks (97.1%)	+
	Consumer Discretionary (14.0%)
	British Sky Broadcasting Group PLC		1,693,200	$24,076,796
	DaimlerChrysler AG		147,300	14,837,398
	InterContinental Hotels Group PLC		807,233	16,028,766
	Publishing & Broadcasting, Ltd.		875,600	15,306,184
&	Toyota Motor Corp., Sponsored ADR	(a) (b)	250,750	29,302,645
	WPP Group PLC		1,375,300	18,627,778
				118,179,567

	Consumer Staples (0.7%)
	SABMiller PLC		209,800	5,975,171

	Energy (8.1%)
	BP PLC, Sponsored ADR	(a)	342,600	23,759,310
	Saipem S.p.A		296,750	12,660,668
&	Total S.A., Sponsored ADR	(a) (b)	394,600	31,974,438
				68,394,416

	Financials (26.8%)
&	Allianz SE		166,550	38,913,060
	Aozora Bank, Ltd.		3,004,500	9,913,424
	Commerzbank AG		489,850	19,830,461
&	Credit Suisse Group, Sponsored ADR	(a) (b)	441,200	29,264,796
&	ING Groep N.V., Sponsored ADR	(a)	657,850	29,149,333
	Jardine Matheson Holdings, Ltd.		511,700	14,634,620
	Julius Baer Holding AG		259,000	19,365,214
	Mitsui Fudosan Co., Ltd.		332,400	9,231,324
&	Prudential PLC		1,965,000	30,213,231
	UniCredito Italiano S.p.A		3,048,168	26,079,211
				226,594,674

	Health Care (11.5%)
	Chugai Pharmaceutical Co., Ltd.		901,200	14,883,354
	Merck KGaA		185,900	22,426,115
&	Novartis AG, ADR	(a)	582,250	32,000,460
	Roche Holdings AG, Sponsored ADR	(a)	309,350	27,950,608
				97,260,537

	Industrials (12.0%)
	East Japan Railway Co.		2,229	17,581,282
&	Hutchison Whampoa, Ltd.		3,554,900	38,023,622
	TNT N.V.		631,350	26,468,042
	Vallourec		66,000	19,010,765
				101,083,711

	Information Technology (7.8%)
	Canon, Inc., Sponsored ADR	(a)	390,100	21,178,529
	ROHM Co., Ltd.		146,100	12,910,068
&	Telefonaktiebolaget LM Ericsson, Sponsored ADR	(a) (b)	808,250	32,168,350
				66,256,947

	Materials (5.2%)
	Imperial Chemical Industries PLC		1,377,600	18,377,074
	Rio Tinto PLC		291,050	25,177,245
				43,554,319

	Telecommunication Services (5.0%)
	StarHub, Ltd.		4,026,316	8,402,275
&	Vodafone Group PLC, ADR	(a)	926,900	33,646,470
				42,048,745

	Utilities (6.0%)
	E.ON AG, Sponsored ADR	(a) (b)	379,600	23,296,052
	EDP - Energias de Portugal S.A.		4,678,350	27,351,482
				50,647,534

	Total Common Stocks
	(Cost $718,576,514)			819,995,621

	Short-Term Investments (3.1%)
	Investment Company (0.1%)
	Reserve Primary Money Market Fund	(c)	691,018	691,018
	Total Investment Company
	(Cost $691,018)			691,018

			Principal
			Amount
	Repurchase Agreements (0.6%)
	Lehman Brothers, Inc. 5.35%, dated 9/28/07 due 10/1/07 Proceeds at Maturity $1,151,328 (Collateralized by various Corporate Bonds, with rates between 0.00%-8.50% and maturity dates between 11/1/09-2/1/37, with a Principal Amount of $1,157,858 and a Market Value of $1,173,875)	(c)	$1,150,815	1,150,815
	Morgan Stanley & Co. 5.40%, dated 9/28/07 due 10/1/07 Proceeds at Maturity $4,029,664 (Collateralized by various Corporate Bonds, with rates between 1.162%-6.69% and maturity dates between 12/17/07-11/21/99, with a Principal Amount of $20,500,674 and a Market Value of $4,188,541)	(c)	4,027,851	4,027,851
	Total Repurchase Agreements
	(Cost $5,178,666)			5,178,666

	Time Deposits (2.4%)
	Banco Bilbao Vizcaya Argentaria S.A.
	5.45%, due 11/19/07	(c)	1,150,815	1,150,815
	Bank of Nova Scotia
	5.00%, due 10/24/07	(c)	1,150,815	1,150,815
	Barclays
	5.33%, due 11/6/07	(c)	1,150,815	1,150,815
	BNP Paribas
	5.20%, due 10/1/07	(c)	3,452,443	3,452,443
	Canadian Imperial Bank of Commerce
	5.00%, due 10/23/07	(c)	1,150,815	1,150,815
	Deutsche Bank AG
	5.325%, due 11/6/07	(c)	2,301,628	2,301,628
	Skandinaviska Enskilda Banken AB
	5.33%, due 11/1/07	(c)	1,150,815	1,150,815
	Societe Generale North America, Inc.
	5.12%, due 11/2/07	(c)	690,489	690,489
	5.188%, due 10/1/07	(c)	2,301,628	2,301,628
	Swedbank AB
	5.31%, due 10/1/07	(c)	5,754,073	5,754,073
	Total Time Deposits
	(Cost $20,254,336)			20,254,336

	Total Short-Term Investments
	(Cost $26,124,020)			26,124,020

	Total Investments
	(Cost $744,700,534)	(d)	100.2%	846,119,641	(e)

	Liabilities in Excess of
	Cash and Other Assets		(0.2)	(1,861,816)

	Net Assets		100.0%	$844,257,825

+	Percentages indicated are based on Fund net assets.
&	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	ADR - American Depositary Receipt.
(b)	Represents a security, or a portion thereof, which is out on loan.
(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The cost for federal income tax purposes is $744,951,125.
(e)
At September 30, 2007 net unrealized appreciation was $101,168,516, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $109,799,106 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $8,630,590.

MainStay ICAP International Fund Foreign currency open as of September 30, 2007
		Currency	Cost	Value
Hong Kong Dollar	HK$	215,598	$27,783	$27,734
Pound Sterling		£(1)	(2)	(2)	*
Singapore Dollar	S$	262,472	174,888	176,689
			$202,669	$204,421
* Currency was overdrawn as of September 30, 2007.

ICAP Funds, Inc.
Notes to Portfolios of Investments (Unaudited)	September 30, 2007

1. Securities Valuation. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Funds are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Investments in money market funds are valued daily at their NAV.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is no current market quotation; a security of an issuer that has entered into a restructuring; a security that has been delisted from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s investment adviser or sub-adviser (if applicable), reflect the security’s market value; and a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At September 30, 2007, no Fund held securities that were valued in such manner.

The close of trading in foreign markets may occur at a time that is different from the valuation date for the Funds. Certain events may occur between the time that foreign markets close, on which securities held by the Funds principally trade, and the time at which the Funds’ NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds, adjust the local price to reflect the impact of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain amounts. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Funds’ policies and procedures.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP FUNDS, INC.
By: /s/: Stephen P. Fisher
STEPHEN P. FISHER President and Principal Executive Officer
Date:	November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/: Stephen P. Fisher
STEPHEN P. FISHER President and Principal Executive Officer
Date:	November 27, 2007

By: /s/: Jack R. Benintende
JACK R. BENINTENDE Treasurer and Principal Financial and Accounting Officer
Date:	November 27, 2007